Provisions, Contingents Assets and Liabilities and Legal Obligations - Tax and Social Security (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Labor
Changes in other provision
Balance on		R$ 7,346,067		R$ 5,983,603	R$ 5,554,796
Adjustment for inflation		682,600		677,970
Provisions, net of (reversals and write-offs)		3,382,750	[1]	1,289,664
Payments		(2,702,886)		(1,538,827)
Civil
Changes in other provision
Balance on		8,685,793		5,614,362	5,346,563
Adjustment for inflation		645,001		508,399
Provisions, net of (reversals and write-offs)		4,330,466	[1]	912,287
Payments		(1,904,036)		(1,152,887)
Tax
Changes in other provision
Balance on	[1]	8,390,085		8,204,206	R$ 7,589,368
Adjustment for inflation	[1]	431,394		386,671
Provisions, net of (reversals and write-offs)	[1]	(227,244)		531,052
Payments	[1]	R$ (18,271)		R$ (302,885)

[1]	In 2019, includes reversal of income tax and social contribution on losses on credit receivable in the amount of R $ 230,852 thousand.